Measurement categories, credit risk and maturity analysis of financial instruments (Detail 4) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Financial liabilities recognized on balance sheet
Due to banks		SFr 7,533	[1],[2]	SFr 10,645
Cash collateral on securities lent		1,789	[1],[2]	2,818
Repurchase agreements		15,255	[1],[2]	6,612
Trading portfolio liabilities		30,463	[1],[2],[3],[4]	22,824
Negative replacement values	[5],[6],[7]	116,133	[1],[2],[3]	153,810
Cash collateral payables on derivative instruments		30,247	[1],[2]	35,472
Due to customers	[1],[2]	409,100
Financial liabilities designated at fair value	[1],[2],[8]	56,300
Debt issued	[1],[2],[9]	153,200
Other liabilities	[1],[2]	46,700
Total financial liabilities	[1],[2]	866,800		876,600
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	38,700
Guarantees	[2],[10]	18,900
Forward starting transactions
Reverse repurchase agreements	[2],[10]	12,700
Securities borrowing agreements	[2],[10]	0
Total	[2],[10]	70,200		81,400
Trading portfolio liabilities contractually due within one month		29,500		21,800
Trading portfolio liabilities contractually due between one month and one year		800		1,000
Trading portfolio liabilities contractually due between 1 and 5 years		100		100
Due within 1 month
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	6,100
Cash collateral on securities lent	[1],[2]	1,700
Repurchase agreements	[1],[2]	11,900
Trading portfolio liabilities	[1],[2],[3],[4]	30,500
Negative replacement values	[1],[2],[3]	116,100
Cash collateral payables on derivative instruments	[1],[2]	30,200
Due to customers	[1],[2]	393,000
Financial liabilities designated at fair value	[1],[2],[8]	18,400
Debt issued	[1],[2],[9]	4,100
Other liabilities	[1],[2]	46,700
Total financial liabilities	[1],[2]	658,700		704,300
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	38,200
Guarantees	[2],[10]	18,800
Forward starting transactions
Reverse repurchase agreements	[2],[10]	12,700
Securities borrowing agreements	[2],[10]	0
Total	[2],[10]	69,700		81,000
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	400
Cash collateral on securities lent	[1],[2]	200
Repurchase agreements	[1],[2]	2,800
Due to customers	[1],[2]	10,200
Financial liabilities designated at fair value	[1],[2],[8]	10,300
Debt issued	[1],[2],[9]	15,000
Total financial liabilities	[1],[2]	39,000		39,200
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	200
Guarantees	[2],[10]	0
Forward starting transactions
Total	[2],[10]	200		200
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	1,000
Repurchase agreements	[1],[2]	600
Due to customers	[1],[2]	5,200
Financial liabilities designated at fair value	[1],[2],[8]	11,600
Debt issued	[1],[2],[9]	45,200
Total financial liabilities	[1],[2]	63,500		40,400
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	200
Forward starting transactions
Total	[2],[10]	200		200
Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	100
Repurchase agreements	[1],[2]	0
Due to customers	[1],[2]	700
Financial liabilities designated at fair value	[1],[2],[8]	8,800
Debt issued	[1],[2],[9]	50,800
Total financial liabilities	[1],[2]	60,400		46,600
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	100
Forward starting transactions
Total	[2],[10]	100		0
Due after 5 years
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	0
Repurchase agreements	[1],[2]	0
Due to customers	[1],[2]	0
Financial liabilities designated at fair value	[1],[2],[8]	7,100
Debt issued	[1],[2],[9]	38,100
Total financial liabilities	[1],[2]	45,200		46,000
Forward starting transactions
Total	[2],[10]	0		0
UBS AG
Financial liabilities recognized on balance sheet
Due to banks		7,533	[1],[2]	10,645
Cash collateral on securities lent		1,789	[1],[2]	2,818
Repurchase agreements		15,255	[1],[2]	6,612
Trading portfolio liabilities		30,463	[1],[2],[3],[4]	22,825
Negative replacement values	[5],[6],[7]	116,134	[1],[2],[3]	153,810
Cash collateral payables on derivative instruments		30,247	[1],[2]	35,472
Due to customers	[1],[2]	453,300
Financial liabilities designated at fair value	[1],[2],[8]	56,300
Debt issued	[1],[2],[9]	110,300
Other liabilities	[1],[2]	47,400
Total financial liabilities	[1],[2]	868,900		877,700
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	38,700
Guarantees	[2],[10]	18,900
Forward starting transactions
Reverse repurchase agreements	[2],[10]	12,700
Securities borrowing agreements	[2],[10]	0
Total	[2],[10]	70,200		81,400
Trading portfolio liabilities contractually due within one month		29,500		21,800
Trading portfolio liabilities contractually due between one month and one year		800		1,000
Trading portfolio liabilities contractually due between 1 and 5 years		100		100
UBS AG | Due within 1 month
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	6,100
Cash collateral on securities lent	[1],[2]	1,700
Repurchase agreements	[1],[2]	11,900
Trading portfolio liabilities	[1],[2],[3],[4]	30,500
Negative replacement values	[1],[2],[3]	116,100
Cash collateral payables on derivative instruments	[1],[2]	30,200
Due to customers	[1],[2]	394,800
Financial liabilities designated at fair value	[1],[2],[8]	18,400
Debt issued	[1],[2],[9]	4,100
Other liabilities	[1],[2]	47,400
Total financial liabilities	[1],[2]	661,200		706,700
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	38,200
Guarantees	[2],[10]	18,800
Forward starting transactions
Reverse repurchase agreements	[2],[10]	12,700
Securities borrowing agreements	[2],[10]	0
Total	[2],[10]	69,700		81,000
UBS AG | Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	400
Cash collateral on securities lent	[1],[2]	200
Repurchase agreements	[1],[2]	2,800
Due to customers	[1],[2]	11,400
Financial liabilities designated at fair value	[1],[2],[8]	10,300
Debt issued	[1],[2],[9]	14,500
Total financial liabilities	[1],[2]	39,600		39,200
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	200
Guarantees	[2],[10]	0
Forward starting transactions
Total	[2],[10]	200		200
UBS AG | Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	1,000
Repurchase agreements	[1],[2]	600
Due to customers	[1],[2]	5,800
Financial liabilities designated at fair value	[1],[2],[8]	11,600
Debt issued	[1],[2],[9]	44,500
Total financial liabilities	[1],[2]	63,400		40,200
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	200
Forward starting transactions
Total	[2],[10]	200		200
UBS AG | Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	100
Repurchase agreements	[1],[2]	0
Due to customers	[1],[2]	22,200
Financial liabilities designated at fair value	[1],[2],[8]	8,800
Debt issued	[1],[2],[9]	34,800
Total financial liabilities	[1],[2]	65,900		45,900
Guarantees, commitments and forward starting transactions
Loan commitments	[2],[10]	100
Forward starting transactions
Total	[2],[10]	100		0
UBS AG | Due after 5 years
Financial liabilities recognized on balance sheet
Due to banks	[1],[2]	0
Repurchase agreements	[1],[2]	0
Due to customers	[1],[2]	19,100
Financial liabilities designated at fair value	[1],[2],[8]	7,100
Debt issued	[1],[2],[9]	12,500
Total financial liabilities	[1],[2]	38,700		45,600
Forward starting transactions
Total	[2],[10]	SFr 0		SFr 0

[1]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[2]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[3]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[4]
Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion).

[5]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[6]	NRV: Negative replacement value.
[7]	Refer to Note 24 for more information on netting arrangements.
[8]
Future interest payments on variable rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date.

[9]	The time bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments.
[10]	Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions.